Employee Benefits (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Employee benefits [Abstract]
Salaries	SFr 613,677	SFr 991,666
Pension costs	78,248	73,788
Share based compensation expense	167,908	308,181
Other employee costs and social benefits	111,671	76,573
Total employee benefits	SFr 971,504	SFr 1,450,208